SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 15,921	$ 24,310	$ 65,623
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
Gross profit (loss) by Segment		$ (1,075)	$ 3,529	$ 24,157
Gross profit (loss) by Segment (as a percent)		(7.00%)	15.00%	37.00%
Loss before income taxes		$ (2,534)	$ (25,458)	$ (3,944)
Operating segments
SEGMENT REPORTING
Total segment income (loss)		(9,585)	(5,348)	10,052
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment		$ 2,323	$ 12,385	$ 43,722
Net Sales by Segment (as a percent)		15.00%	51.00%	67.00%
Gross profit (loss) by Segment		$ (4,358)	$ 1,237	$ 14,156
Gross profit (loss) by Segment (as a percent)		(188.00%)	10.00%	32.00%
Total segment income (loss)		$ (12,868)	$ (7,640)	$ 51
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment		$ 13,598	$ 11,925	$ 21,901
Net Sales by Segment (as a percent)		85.00%	49.00%	33.00%
Gross profit (loss) by Segment		$ 3,283	$ 2,292	$ 10,001
Gross profit (loss) by Segment (as a percent)		24.00%	19.00%	46.00%
Total segment income (loss)		$ 3,283	$ 2,292	$ 10,001
General and Corporate
SEGMENT REPORTING
General and corporate		$ 7,051	$ (20,110)	$ (13,996)

[1]	Revenue recognized for the years ended December 31, 2021, 2020 and 2019 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.4 million, $1.2 million and $2.8 million, respectively.